Warrants (Details) - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 24, 2023	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Mar. 31, 2024	Oct. 23, 2023	Apr. 30, 2021
Warrants [Line Items]
Warrants outstanding (in Shares)			3,300,884	0		3,300,884
warrant Exercise Price	$ 5		$ 194.06	$ 0		$ 194.06
Total gross proceeds (in Dollars)	$ 8,000,000
Net Proceeds from warrants (in Dollars)	$ 7,160,000
Commitment fee (in Dollars)			$ 1,000,000
Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)							1,700,884
warrant Exercise Price							$ 371.9
Shares issuing (in Shares)	1,600,000
First Tranche [Member]
Warrants [Line Items]
Commitment fee percentage			2.00%
Second Tranche [Member]
Warrants [Line Items]
Commitment fee percentage			2.00%
Minimum [Member] | Warrant [Member]
Warrants [Line Items]
warrant Exercise Price			$ 371.9			371.9
Common Stock [Member]
Warrants [Line Items]
Shares issuing (in Shares)		153,697		895,537	10,000
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
warrant Exercise Price							$ 406.67
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
warrant Exercise Price			$ 371.9			$ 371.9
Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)							1,700,884
warrant Exercise Price	$ 5
Warrant [Member] | Common Stock [Member]
Warrants [Line Items]
warrant Exercise Price							$ 406.67